Leases (Tables)	3 Months Ended
Mar. 31, 2024
Leases [Abstract]
Summary of Cash Flow Information Related to Operating Leases
Supplemental balance sheet and cash flow information related to operating leases is as follows (in thousands):

	As of March 31, 2024	As of December 31, 2023
Operating lease right-of-use asset	$6,538	$7,577
Accrued rent	365	447

Total operating lease right-of-use asset, net	$6,173	$7,130

Short-term operating lease liabilities	2,562	3,157
Long-term operating lease liabilities	3,975	4,420

Total operating lease liabilities	$6,538	$7,577

Operating lease costs	$866	$3,201

Supplemental cash flow information related to leases was as follows (in thousands):

	Three months ended	Year ended
	March 31, 2024	December 31, 2023
Cash paid for amounts included in the measurement of operating lease liabilities	$859	$3,501
Right-of-use assets obtained in exchange for new lease obligations	$0	$7,655